Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill - Capitalized interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Interest costs capitalised	$ 0.2	$ 0.2	$ 1.4
Capitalisation rate of borrowing costs eligible for capitalisation	0.10%	1.60%
Number of vessels under construction	0	0